Organization (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Summary of Subsidiaries and Consolidated Variable Interest Entities
The Company is principally engaged in the provision of hosting and related services after the disposal of subsidiaries which are engaged in managed network services in September 2017 (Note 4).

(a)	As of December 31, 2017 the significant subsidiaries of the Company and consolidated variable interest entities are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
			Direct
Subsidiaries:
21ViaNet Group Limited (“21Vianet HK”)	May 25, 2007	Hong Kong	100%	Investment holding
21ViaNet Data Center Co., Ltd. (“21Vianet China”) (1)	June 12, 2000	PRC	100%	Provision of technical and consultation services and rental of long-lived assets
21Vianet (Foshan) Technology Co., Ltd. (“FS Technology”) (1)	December 20, 2011	PRC	100%	Trading of network equipment, provision of technical and internet data center services
21Vianet Anhui Suzhou Technology Co., Ltd. (“SZ Technology”) (1)	November 16, 2011	PRC	100%	Trading of network equipment
21Vianet Hangzhou Information Technology Co., Ltd. (“HZ Technology”) (1)	March 4, 2013	PRC	100%	Provision of internet data center services
21Vianet Mobile Limited (“21V Mobile”)	April 30, 2013	Hong Kong	100%	Investment holding and provision of telecommunication services
Joytone Infotech Co., Ltd. (“SZ Zhuoaiyi”) (1)	April 30, 2013	PRC	100%	Provision of technical and consultation services
21Vianet Ventures Limited (“Ventures”)	March 6, 2014	Hong Kong	100%	Investment holding
Abitcool (China) Broadband Inc. (“aBitCool DG”) (1)	June 13, 2014	PRC	100%	Dormant company
Diyixian.com Limited (“DYX”)	August 10, 2014	Hong Kong	100%	Provision of virtual private network services
21 Vianet Zhuhai Financial Leasing Co., Ltd (“Zhuhai Financial Leasing”)	April 9, 2015	PRC	100%	Provision of financial leasing business services
21Vianet DRP Investment Holdings Limited. (“DRP investment”)	January 10, 2017	Hong Kong	100%	Investment holding
Shihua DC Investment Holdings Limited. (“Shihua Investment”)	March 14, 2017	Cayman	51%	Investment holding
21Vianet (Xi’an) Technology Co., Ltd. (“Xi’an Tech”) (1)	July 5, 2012	PRC	51%	Provision of technical and internet data center services
Foshan Zhuoyi Intelligence Date Co., Ltd. (“FS Zhuoyi”) (1) /(4)	July 7, 2016	PRC	51%	Dormant company
Dermot Holding Limited (“Dermot BVI”) (3)	August 8, 2014	British Virgin Islands	100%	Investment holding

Variable Interest Entities (the “VIEs”):
Beijing Yiyun Network Technology Co., Ltd. (1) /(2)	October 22, 2002	PRC	—	Provision of internet data center services
Beijing iJoy Information Technology Co., Ltd. (“BJ iJoy”) (1) / (2)	April 30, 2013	PRC	—	Provision of internet data center, content delivery network services
WiFire Network Technology (Beijing) Co., Ltd. (1) / (2)	April 1, 2014	PRC	—	Provision of telecommunication services

Held directly by BJ iJoy:
Shanghai iJoy Information Technology Co., Ltd. (“SH iJoy”) (1) / (2)	May 30, 2013	PRC	—	Provision of internet data center, content delivery network services

Held directly by 21Vianet Technology:
Beijing 21Vianet Broad Band Data Center Co., Ltd. (“21Vianet Beijing”) (1) / (2)	March 15, 2006	PRC	—	Provision of internet data center services

Held directly by 21Vianet Beijing:
21Vianet (Xi’an) Information Outsourcing Industry Park Services Co., Ltd. (“Xi’an Sub”) (1) / (2)	June 23, 2008	PRC	—	Provision of internet data center services
Langfang Xunchi Computer Data Processing Co., Ltd. (“LF Xunchi”) (1) / (2)	December 19, 2011	PRC	—	Dormant company
Shanghai Blue Cloud Technology Co., Ltd. (“SH Blue Cloud”) (1) / (2)	March 21, 2013	PRC	—	Provision of Office 365 and Windows Azure platform services
Beijing Yilong Xinda Technology Co., Ltd. (“BJ Yilong”) (1) / (2)	February 28, 2013	PRC	—	Provision of managed network services and virtual private network services
Beijing Yichengtaihe Investment Co., Ltd. (“BJ Yichengtaihe”) (1)/ (2)	September 30, 2014	PRC	—	Provision of internet data center services
Beijing Hongyuan Network Technology Co., Ltd. (“BJ Hongyuan”) (1)/ (2)	December 8, 2014	PRC	—	Provision of internet data center services

Held directly by DYX and LF Xunchi:
Shenzhen Diyixian Telecommunication Co., Ltd. (“SZ DYX”) (1)	August 10, 2014	PRC	100%	Provision of virtual private network services

(1)	Collectively, the “PRC Subsidiaries”.
(2)	Collectively, the “Consolidated VIEs”.
(3)	On August 10, 2014, the Company and its subsidiary, LF Xunchi, acquired 100% equity interest Dermot BVI and its subsidiaries (collectively referred to as “Dermot Entities”).
(4)	On July 7, 2016, the Company through its subsidiary, 21Vianet HK acquired 100% equity interest in the entity, which was accounted for an assets acquisition.

Consolidated VIE before Eliminating Intercompany Balances

The following tables represent the financial information of the Consolidated VIEs as of December 31, 2016 and 2017 and for the years ended December 31, 2015, 2016 and 2017 before eliminating the intercompany balances and transactions between the Consolidated VIEs and other entities within the Company :

	As of December 31,
	2016	2017
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	239,874	233,673	35,915
Restricted cash	68,709	149,375	22,959
Accounts receivable (net of allowance for doubtful debt of RMB80,313 and RMB70,627 (US$10,855) as of December 31, 2016 and 2017, respectively)	555,509	342,276	52,607
Inventories	4,320	—	—
Prepaid expenses and other current assets	636,776	809,546	124,425
Amounts due from related parties	82,350	86,824	13,345

Total current assets	1,587,538	1,621,694	249,251

Non-current assets:
Property and equipment, net	2,501,578	2,331,139	358,290
Intangible assets, net	555,649	45,203	6,948
Land use rights, net	76,044	74,162	11,398
Goodwill	1,146,570	302,956	46,563
Deferred tax assets	97,063	169,224	26,009
Other non-current assets	112,822	67,517	10,377
Long-term investments	266,748	355,894	54,700

Total non-current assets	4,756,474	3,346,095	514,285

Total assets	6,344,012	4,967,789	763,536

Current liabilities:
Short-term bank borrowings	183,676	50,000	7,685
Accounts and notes payable	441,847	157,970	24,280
Accrued expenses and other payables	525,613	368,190	56,590
Advance from customers	201,397	403,244	61,977
Deferred revenue	311,191	49,699	7,639
Income tax payable	25,466	7,400	1,137
Amount due to inter-companies (1)	1,221,897	1,863,780	286,458
Amount due to related parties (Note 23)	53,295	16,053	2,467
Current portion of capital lease obligation	203,394	201,315	30,942
Current portion of long-term bank borrowings	12,564	70,289	10,803
Deferred government grants	5,107	4,574	703

Total current liabilities	3,185,447	3,192,514	490,681

	As of December 31,
	2016	2017
	RMB	RMB	US$
Non-current liabilities:
Amount due to inter-companies (1)	1,052,734	1,020,972	156,921
Long-term bank borrowings	219,055	187,638	28,839
Deferred revenue	62,531	—	—
Non-current portion of capital lease obligations	581,568	687,176	105,617
Unrecognized tax benefits	24,153	13,225	2,033
Deferred tax liabilities	182,877	109,339	16,805
Deferred government grants	25,886	17,861	2,745

Total non-current liabilities	2,148,804	2,036,211	312,960

Total liabilities	5,334,251	5,228,725	803,641

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Net revenues	3,066,090	2,938,319	2,578,893	396,369
Net loss	(35,811)	(674,685)	(567,395)	(87,207)

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Net cash provided by operating activities	270,358	141,364	364,246	55,984
Net cash provided by (used in) investing activities	105,635	(470,955)	(601,368)	(92,429)
Net cash (used in) provided by financing activities	(354,408)	178,283	230,921	35,492
Net increase (decrease) in cash and cash equivalents	21,585	(151,308)	(6,201)	(953)

(1)	Amount due to inter-companies consist of intercompany payables to the other companies within the Company for the purchase of telecommunication resources and fixed assets on behalf of the Consolidated VIEs.